Offerings	Oct. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	9,200,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 202,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,951.44
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase from the registrant. Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	The Registrant previously paid a registration fee of $15,310 in connection with the initial filing of this Registration Statement on Form S-1 on September 25, 2025.